FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 5.9%
AT&T Inc.	98,125	$1,565,094
BCE Inc.	29,100	1,326,771
KT Corp., ADR	113,236	1,279,567
Nippon Telegraph & Telephone Corp.	1,520,725	1,799,483	(a)
Orange SA	148,053	1,730,213	(a)
Verizon Communications Inc.	52,045	1,935,554

Total Diversified Telecommunication Services		9,636,682

Entertainment - 0.8%
Nintendo Co. Ltd.	28,800	1,312,944	(a)

Media - 0.3%
Eutelsat Communications SA	71,244	464,792	(a)

Wireless Telecommunication Services - 1.9%
KDDI Corp.	55,332	1,708,825	(a)
SoftBank Corp.	136,519	1,458,746	(a)

Total Wireless Telecommunication Services		3,167,571

TOTAL COMMUNICATION SERVICES		14,581,989

CONSUMER DISCRETIONARY - 5.9%
Automobiles - 3.1%
Bayerische Motoren Werke AG	11,908	1,464,768	(a)
Honda Motor Co. Ltd.	69,400	2,102,394	(a)
Kia Corp.	22,981	1,548,024	(a)

Total Automobiles		5,115,186

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	7,498	2,237,478

Specialty Retail - 1.4%
Home Depot Inc.	7,504	2,331,043

TOTAL CONSUMER DISCRETIONARY		9,683,707

CONSUMER STAPLES - 14.7%
Beverages - 0.8%
Arca Continental SAB de CV	134,600	1,381,465

Consumer Staples Distribution & Retail - 4.5%
Koninklijke Ahold Delhaize NV	56,115	1,913,130	(a)
Kroger Co.	34,932	1,641,804
Lawson Inc.	14,745	653,790	(a)
Walgreens Boots Alliance Inc.	30,801	877,520
Walmart Inc.	14,467	2,273,923

Total Consumer Staples Distribution & Retail		7,360,167

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - 6.0%
Flowers Foods Inc.	58,219	$1,448,489
General Mills Inc.	20,617	1,581,324
Hershey Co.	5,064	1,264,481
JM Smucker Co.	10,938	1,615,214
Kellogg Co.	22,111	1,490,281
Nestle SA, Registered Shares	12,129	1,459,017	(a)
Uni-President Enterprises Corp.	433,000	1,061,638	(a)

Total Food Products		9,920,444

Household Products - 1.1%
Clorox Co.	4,801	763,551
Procter & Gamble Co.	6,571	997,084

Total Household Products		1,760,635

Tobacco - 2.3%
Altria Group Inc.	31,522	1,427,947
Imperial Brands PLC	45,914	1,016,282	(a)
KT&G Corp.	21,366	1,342,137	(a)

Total Tobacco		3,786,366

TOTAL CONSUMER STAPLES		24,209,077

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Coterra Energy Inc.	57,721	1,460,342
Exxon Mobil Corp.	23,089	2,476,295
PetroChina Co. Ltd., Class H Shares	2,700,000	1,874,766	(a)

TOTAL ENERGY		5,811,403

FINANCIALS - 8.6%
Banks - 3.4%
Bank Leumi Le-Israel BM	189,865	1,422,773	(a)
Bank of Nova Scotia	28,694	1,435,620
Industrial & Commercial Bank of China Ltd., Class H Shares	2,512,174	1,342,535	(a)
Nordea Bank Abp	133,000	1,448,726	(a)

Total Banks		5,649,654

Insurance - 5.2%
Admiral Group PLC	63,878	1,691,728	(a)
Allstate Corp.	14,114	1,538,991
American Financial Group Inc.	11,256	1,336,650
Direct Line Insurance Group PLC	552,913	955,974	(a)

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2023 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - (continued)
MetLife Inc.	26,800	$1,515,004
Travelers Cos. Inc.	8,947	1,553,736

Total Insurance		8,592,083

TOTAL FINANCIALS		14,241,737

HEALTH CARE - 19.4%
Biotechnology - 3.4%
AbbVie Inc.	14,985	2,018,929
Amgen Inc.	7,806	1,733,088
Gilead Sciences Inc.	22,658	1,746,252

Total Biotechnology		5,498,269

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	11,518	2,216,409
Cardinal Health Inc.	22,800	2,156,196
CVS Health Corp.	18,392	1,271,439
UnitedHealth Group Inc.	5,485	2,636,310

Total Health Care Providers & Services		8,280,354

Pharmaceuticals - 11.0%
Bristol-Myers Squibb Co.	28,936	1,850,457
Eli Lilly & Co.	6,060	2,842,019
GSK PLC	66,421	1,177,150	(a)
Johnson & Johnson	14,837	2,455,820
Merck & Co. Inc.	22,896	2,641,970
Novartis AG, Registered Shares	13,950	1,406,431	(a)
Pfizer Inc.	44,547	1,633,984
Roche Holding AG	6,777	2,070,171	(a)
Sanofi	19,200	2,066,991	(a)

Total Pharmaceuticals		18,144,993

TOTAL HEALTH CARE		31,923,616

INDUSTRIALS - 11.6%
Aerospace & Defense - 3.2%
BAE Systems PLC	158,731	1,871,637	(a)
General Dynamics Corp.	7,216	1,552,522
Lockheed Martin Corp.	4,072	1,874,667

Total Aerospace & Defense		5,298,826

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	10,609	1,901,663

Commercial Services & Supplies - 1.0%
Waste Management Inc.	9,073	1,573,440

Ground Transportation - 0.7%
Aurizon Holdings Ltd.	447,237	1,170,064	(a)

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.2%
3M Co.	11,392	$1,140,225
Jardine Matheson Holdings Ltd.	16,115	817,195	(a)

Total Industrial Conglomerates		1,957,420

Machinery - 2.3%
Caterpillar Inc.	7,675	1,888,434
PACCAR Inc.	22,944	1,919,265

Total Machinery		3,807,699

Professional Services - 1.0%
Automatic Data Processing Inc.	7,600	1,670,404

Trading Companies & Distributors - 1.1%
ITOCHU Corp.	45,370	1,802,167	(a)

TOTAL INDUSTRIALS		19,181,683

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.2%
Cisco Systems Inc.	42,713	2,209,971
Telefonaktiebolaget LM Ericsson, Class B Shares	271,478	1,475,020	(a)

Total Communications Equipment		3,684,991

Electronic Equipment, Instruments & Components - 1.9%
Corning Inc.	45,696	1,601,188
Hon Hai Precision Industry Co. Ltd.	411,000	1,494,289	(a)

Total Electronic Equipment, Instruments & Components		3,095,477

IT Services - 3.2%
Amdocs Ltd.	18,921	1,870,341
Cognizant Technology Solutions Corp., Class A Shares	21,900	1,429,632
International Business Machines Corp.	14,555	1,947,605

Total IT Services		5,247,578

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Inc.	2,478	2,149,492
Texas Instruments Inc.	10,971	1,974,999

Total Semiconductors & Semiconductor Equipment		4,124,491

Software - 2.3%
Microsoft Corp.	6,786	2,310,904
Open Text Corp.	36,079	1,499,083

Total Software		3,809,987

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	17,163	3,329,107
HP Inc.	55,554	1,706,063
Lite-On Technology Corp.	726,000	2,417,537	(a)

Total Technology Hardware, Storage & Peripherals		7,452,707

TOTAL INFORMATION TECHNOLOGY		27,415,231

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2023 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 2.3%
Containers & Packaging - 0.7%
International Paper Co.		35,285	$1,122,416

Metals & Mining - 1.6%
Newmont Corp.		24,875	1,061,167
Rio Tinto Ltd.		21,261	1,628,161	(a)

Total Metals & Mining			2,689,328

TOTAL MATERIALS			3,811,744

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Daito Trust Construction Co. Ltd.		12,888	1,305,627	(a)
Vonovia SE		17,995	351,436	(a)

TOTAL REAL ESTATE			1,657,063

UTILITIES - 6.4%
Electric Utilities - 2.1%
Pinnacle West Capital Corp.		15,737	1,281,936
Redeia Corp. SA		90,274	1,518,140	(a)
Southern Co.		10,296	723,294

Total Electric Utilities			3,523,370

Gas Utilities - 2.0%
Enagas SA		83,099	1,633,196	(a)
Snam SpA		302,070	1,578,724	(a)

Total Gas Utilities			3,211,920

Multi-Utilities - 2.3%
Atco Ltd., Class I Shares		49,444	1,472,030
Canadian Utilities Ltd., Class A Shares		44,888	1,162,565
Consolidated Edison Inc.		12,988	1,174,115

Total Multi-Utilities			3,808,710

TOTAL UTILITIES			10,544,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $146,269,026)			163,061,250

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,331,156)	5.035%	1,331,156	1,331,156	(b)

TOTAL INVESTMENTS - 99.7% (Cost - $147,600,182)			164,392,406
Other Assets in Excess of Liabilities - 0.3%			500,721

TOTAL NET ASSETS - 100.0%			$164,893,127

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	5

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Dividend Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation.When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSER VABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$6,106,986	$8,475,003	—	$14,581,989
Consumer Discretionary	4,568,521	5,115,186	—	9,683,707
Consumer Staples	16,763,083	7,445,994	—	24,209,077
Energy	3,936,637	1,874,766	—	5,811,403
Financials	7,380,001	6,861,736	—	14,241,737
Health Care	25,202,873	6,720,743	—	31,923,616
Industrials	13,520,620	5,661,063	—	19,181,683
Information Technology	22,028,385	5,386,846	—	27,415,231
Materials	2,183,583	1,628,161	—	3,811,744
Real Estate	—	1,657,063	—	1,657,063
Utilities	5,813,940	4,730,060	—	10,544,000
Total Long-Term Investments	107,504,629	55,556,621	—	163,061,250

Short-Term Investments†	1,331,156	—	—	1,331,156

Total Investments	$108,835,785	$55,556,621	—	$164,392,406

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9